SHARE CAPITAL - Disclosure of share appreciation rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share appreciation rights, outstanding, beginning of year	181,739	113,670
Share appreciation rights, weighted average grant price, beginning of year	$ 5.12	$ 5.4
Share appreciation rights, granted	0	148,030
Share appreciation rights, granted, weighted average grant price	$ 0	$ 4.62
Share appreciation rights, exercised	0	(5,726)
Share appreciation rights, exercised, weighted average grant price	$ 0	$ 3.17
Share appreciation rights, cancelled	(130,390)	(74,235)
Share appreciation rights, cancelled, weighted average grant price	$ 5.13	$ 4.72
Share appreciation rights, outstanding, end of year	51,349	181,739
Share appreciation rights, weighted average grant price, end of year	$ 5.09	$ 5.12
Share appreciation rights, exercisable	43,870	101,066
Share appreciation rights, exercisable, weighted average grant price	$ 5.09	$ 5.18